Fees Summary $ in Thousands	Jul. 24, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The amended prospectus to which this Exhibit is attached is the final prospectus for the offering of the reopened notes described therein. The maximum aggregate offering price for the offering of the reopened notes is $12,000.

Narrative - Max Aggregate Offering Price	$ 12
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A